Loans and borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Loans and borrowings
13.	Loans and borrowings

Changes from financing cash flows	$’000
Balance at January 1, 2020	—
Convertible loan notes issued	100,000
Convertible loan notes converted	(30,000)
Other loans	357

Balance at December 31, 2020	70,357

Changes from financing cash flows	$’000
Balance at January 1, 2021	70,357
Convertible loan notes issued	—
Convertible loan notes converted	(70,000)
Other loans	116

Balance at June 30, 2021	473

On November 12, 2020 the Group executed a Convertible Loan Note agreement (“CLN” or “Loan Notes”) with a borrowing capacity of up to $200,000 thousand, under which $30,000 thousand Tranche 1 Notes and $70,000 thousand Tranche 2 Notes were issued to Global Health Equity (Cyprus) Ltd (“GHE” or the “Noteholder” or the “Lender”) in November and December 2020. GHE is part of the VNV Global group. VNV Global has a pre-existing
equity interest in Babylon. The notes had a nominal value of $1.
Tranche 1 Notes
Tranche 1 Notes of $30,000 thousand were issued to GHE on November 12, 2020. Interest accrues at a fixed non-compounding
rate of 11% per annum from the date of issuance to redemption or conversion. These notes were subsequently converted into Series C Preferred Shares, in the prior period, after the issuance of the Tranche 2 Notes and shareholder approval of the conversion feature.
Tranche 2 Notes
Tranche 2 Notes of $70,000 thousand were issued on December 16, 2020 and are not interest bearing. The Tranche 2 Notes are exchangeable into a variable number of Series C Preferred Shares upon the earlier of the occurrence of certain events or June 30, 2021.These notes were subsequently converted into Series C Preferred Shares after shareholder approval of the conversion feature.
As the Tranche 2 Notes fail the definition of equity, the Group considered whether the conversion feature in the Tranche 2 Notes is a non-closely
related embedded derivative which would require separation from the debt host contract and to be accounted for separately as a standalone derivative at fair value through profit or loss (“FVTPL”). It has been determined that the Tranche 2 Notes represent a hybrid instrument containing a debt host debt contract and a non-closely
related embedded derivative for the conversion feature.
The debt host contract is measured at amortised cost using the effective interest rate (“EIR”) method. The fair value of the embedded derivative and transaction costs associated with issuance of the instrument are not material.
On June 30, 2021 the $70,000 thousand Tranche 2 notes were converted into 41,012,358 “C” preference shares, refer to note 15 for details.

21.	Loans and borrowings

Changes from financing cash flows	$’000
Balance at January 1, 2020	—
Convertible loan notes issued	100,000
Convertible loan notes converted	(30,000)
Other loans	357

Balance at December 31, 2020	70,357

On November 12, 2020 the Group executed a Convertible Loan Note agreement (“CLN” or “Loan Notes”) with a borrowing capacity of up to $200,000 thousand, under which $30,000 thousand Tranche 1 Notes and $70,000 thousand Tranche 2 Notes were issued to Global Health Equity (Cyprus) Ltd (“GHE” or the “Noteholder” or the “Lender”) in November and December 2020. GHE is part of the VNV Global group. VNV Global has a pre-existing
equity interest in Babylon. The notes had a nominal value of $1.
Tranche 1 Notes
Tranche 1 Notes of $30,000 thousand were issued to GHE on November 12, 2020. Interest accrues at a fixed non-compounding
rate of 11% per annum from the date of issuance to redemption or conversion. These notes were subsequently converted into Series C Preferred Shares after the issuance of the Tranche 2 Notes and shareholder approval of the conversion feature.

Tranche 2 Notes
Tranche 2 Notes of $70,000 thousand were issued on December 16, 2020 and are not interest bearing. The Tranche 2 Notes are exchangeable into a variable number of Series C Preferred Shares upon the earlier of the occurrence of certain events or June 30, 2021. The Tranche 2 Notes have been recognized as a financial liability as of December 31, 2020.
As the Tranche 2 Notes fail the definition of equity, the Group considered whether the conversion feature in the Tranche 2 Notes is a non-closely
related embedded derivative which would require separation from the debt host contract and to be accounted for separately as a standalone derivative at fair value through profit or loss (“FVTPL”). It has been determined that the Tranche 2 Notes represent a hybrid instrument containing a debt host debt contract and a non-closely
related embedded derivative for the conversion feature.
The debt host contract is measured at amortised cost using the effective interest rate (“EIR”) method. The fair value of the embedded derivative and transaction costs associated with issuance of the instrument are not material.